SUMMARY OF SIGNIFICANT ACCOUNTING - BUSINESS ACQUISITIONS - Purchase price allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Oct. 26, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Goodwill (note 5)	$ 2,492,668		$ 2,421,403	$ 2,421,403
Total purchase price	2,969,533
TradeUp Securities
Business Acquisition [Line Items]
Cash and cash equivalents	339,611
Cash-segregated for regulatory purpose	22,094,198
Other current assets	5,098,900
Property, plant and equipment	5,581
Intangible assets
Operating License	6,900,000
Goodwill (note 5)	2,421,403
Other current liabilities	(26,062,403)
Deferred tax liabilities	(1,449,000)
Total purchase price	$ 9,348,290
TradeUp Securities | Minimum
Intangible assets
Useful life (in years)	3 years
TradeUp Securities | Maximum
Intangible assets
Useful life (in years)	5 years
Ocean Joy Holdings Limited ("Ocean Joy")
Business Acquisition [Line Items]
Cash and cash equivalents	$ 3,664,133
Cash-segregated for regulatory purpose	2,166,432
Other current assets	190,132
Property, plant and equipment	82,284
Intangible assets
Operating License	527,060
Goodwill (note 5)	71,265
Other current liabilities	(17,346)
Deferred tax liabilities	(86,965)
Total purchase price		$ 2,969,533
Trading rights	128,551
Other non-current assets	218,537
Payable to customers	(2,884,596)
Other payables	(2,018,511)
Net identifiable assets acquired	2,898,268
Receivables-Brokers, dealers and clearing organizations	915,497
Deferred tax assets, net	$ 13,060
Ocean Joy Holdings Limited ("Ocean Joy") | Minimum
Intangible assets
Useful life (in years)	3 years
Ocean Joy Holdings Limited ("Ocean Joy") | Maximum
Intangible assets
Useful life (in years)	5 years